Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 12,060,285	$ 22,203,031
Other Receivables	12,552
Prepayments	341,978	68,923
Total current assets	12,414,815	22,271,954
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss	157,675	68,256
Financial assets at fair value through other comprehensive income	33,810	132,160
Property, plant and equipment, net	19,943	38,333
Right-of-use assets	528,751	727,866
Intangible assets	402	2,845
Refundable deposits	108,541	108,076
Total non-current assets	849,122	1,077,536
TOTAL ASSETS	13,263,937	23,349,490
CURRENT LIABILITIES
Trade payables	2,230,083	1,871,843
Other payables	2,745,853	3,246,842
Lease Liabilities – current	327,040	264,543
Other current liabilities	918,150
Total current liabilities	6,221,126	5,383,228
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss	115,600	262,350
Long-term borrowings	17,499,076	17,065,305
Long-term borrowings from related parties	603,702	566,176
Lease Liabilities – non-current	281,149	490,835
Other non-current liabilities	95,926	184,870
Total non-current liabilities	18,595,453	18,569,536
Total liabilities	24,816,579	23,952,764
DEFICIT ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY
Ordinary shares	61,366,844	61,366,844
Capital surplus	116,495,710	116,495,710
Accumulated deficits	(189,751,895)	(179,484,825)
Other reserves	(153,434)	(55,084)
Total deficit attributable to stockholders of the Company	(12,042,775)	(1,677,355)
NON-CONTROLLING INTERESTS	490,133	1,074,081
Total deficit	(11,552,642)	(603,274)
TOTAL LIABILITIES AND EQUITY	$ 13,263,937	$ 23,349,490